Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

NOTE 9: -	LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with original lease periods expiring between 2020 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2019, the Company's assessment for the remaining lease term range between 0.9 years to 8.3 years, including options to extend part of the lease agreements for an additional 2 years and up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

December 31,
2019

Weighted average remaining lease term	2.83 years

Weighted average discount rate	3.75%

The components of lease expense for the year ended December 31, 2019 were as follows:

Year ended
December 31, 2019

Operating lease	$1,325
Short-term lease	$79
Total lease expense	$1,404

Cash paid for amounts included in the measurement of operating lease liabilities was $1,252 during the year ended December 31, 2019.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

Operating Leases

2020	1,410
2021	1,384
2022	1,313
2023	1,168
2024 and thereafter	1,445
Total operating lease payments	$6,720
Less: imputed interest	490
Present value of lease liabilities	$6,230